Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties	Related Parties
The table below presents details of the Company’s related party transactions with AEI included on the condensed consolidated statements of operations and comprehensive income (loss) for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Management fees paid to AEI	$—	$162
Transaction fees paid to AEI	—	900
Total fees paid to AEI	$—	$1,062
All related party fees associated with AEI were incurred prior to the close of the Merger. Additionally, the Company made a $4.9 million payment to AEI in October 2020, which was repaid in February 2021.
Please refer to Note G, for related party transactions associated with the Company’s debt obligations.
Related Parties
The table below presents details of the Company’s related party transactions with AEI included on the consolidated statements of operations and comprehensive income (loss) for the following periods:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Management fees paid to AEI	$477	$500
Transaction fees paid to AEI	1,019	2,226
Total fees paid to AEI	$1,496	$2,726
All related party fees associated with AEI were incurred prior to the close of the Merger. Additionally, the Company made a $4.9 million payment to AEI in October 2020, which was reflected as a related party receivable due from AEI on the consolidated balance sheets as of December 31, 2020. This amount was repaid in February 2021.
In November 2021, the Company granted 12,500 shares of common stock to Kirk Konert in his capacity as a member of the board of directors. Subject to his continued service, the common stock will vest in a single installment on November 1, 2022 and be assigned to AEI. Prior to such vesting and assignment, Kirk Konert will hold the securities for the benefit of AEI and he disclaims all right to title and interest in such securities.